CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2016			$ 342,190,645	$ 25,723,900	$ 17,353,725	$ (382,897,065)	$ 443,173
Balance (in shares) at Dec. 31, 2016		89,710,604
Net income for the period						89,510,876
Other comprehensive loss							(331,634)
Stock option compensation (Note 10)					5,108,493
Fair value of options exercised			2,052,575		(2,052,575)
Common shares issued for:
Option exercises (Note 10)			5,973,474
Option exercises (Note 10) (in shares)		2,073,435
Note conversions (Note 11)			27,793,190	(5,098,528)
Note conversions (Note 11) (in shares)		7,611,009
Balance at Dec. 31, 2017			378,009,884	20,625,372	20,409,643	(293,386,189)	111,539
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance at Dec. 31, 2017	$ 125,770,249
Net income for the period	64,059,209
Other comprehensive loss	0
Common shares issued for:
Cumulative effect of accounting change (Note 2)						111,539	$ (111,539)
Net income for the period						64,059,209
Stock option compensation (Note 10)					219,933
Balance at Jun. 30, 2018	$ 190,049,391		$ 378,009,884	$ 20,625,372	$ 20,629,576	$ (229,215,441)
Balance (in shares) at Jun. 30, 2018		99,395,048